Share Capital and Share Premium - Summary of Ordinary Shares Issued and Fully Paid (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	339,599,008	299,857,000
Share capital	$ 13,584	$ 11,994
Share premium	878,007	772,300
Merger reserve	783,529	783,529
Total	$ 1,675,120	$ 1,567,823
Class A Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	296,740,928	256,998,920
Par value	$ 0.04	$ 0.04
Share capital	$ 11,870	$ 10,280
Share premium	832,498	726,791
Merger reserve	783,529	783,529
Total	$ 1,627,897	$ 1,520,600
Class B Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Number of shares	42,858,080	42,858,080
Par value	$ 0.04	$ 0.04
Share capital	$ 1,714	$ 1,714
Share premium	45,509	45,509
Total	$ 47,223	$ 47,223